Stockholders' Equity and Stock-Based Compensation (Assumptions Used in the Black-Scholes Model to Value Options Granted) (FY) (Details) - Stock options	12 Months Ended
Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	4.60%
Risk-free interest rate, maximum	4.70%
Dividend yield	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average volatility	32.70%
Expected years until exercise	5 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average volatility	35.70%
Expected years until exercise	7 years